EARNINGS PER SHARE	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
EARNINGS PER SHARE
EARNINGS PER SHARE
The computation of basic earnings per share (“EPS”) is based on the weighted average number of shares outstanding during the period. Diluted EPS includes the effect of the assumed conversion of potentially dilutive instruments.
The components of the numerator for the calculation of basic and diluted EPS are as follows:

	Six months ended June 30,		Year ended December 31,
(in thousands of $)	2015	2014	2014
Basic:
Net income available to stockholders	101,053	63,092	122,815
Diluted:
Net income available to stockholders	101,053	63,092	122,815
Interest expense on convertible bonds	11,203	11,203	22,431
	112,256	74,295	145,246

The components of the denominator for the calculation of basic and diluted EPS are as follows:

	Six months ended June 30,		Year ended December 31,
(in thousands)	2015	2014	2014
Basic earnings per share:
Weighted average number of common shares outstanding	93,432	93,277	93,331
Diluted earnings per share:
Weighted average number of common shares outstanding	93,432	93,277	93,331
Effect of dilutive share options	18	58	84
Effect of dilutive convertible debt	25,535	23,333	23,332
	118,985	116,668	116,747